GOODWILL AND OTHER INTANGIBLE ASSETS GOODWILL(Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Changes in Carrying Amount of Goodwill
Changes in the carrying amount of goodwill for the years ended December 31, 2016 and 2015 are shown below.

(Dollars in thousands)	2016	2015	2014
Balance at beginning of year	$204,084	$137,739	$95,050
Goodwill resulting from business combinations	0	66,345	42,689
Balance at end of year	$204,084	$204,084	$137,739

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]	The estimated amortization expense of other intangible assets for the next five years is as follows:

(Dollars in thousands)	Amortization Expense
2017	$1,254
2018	1,056
2019	979
2020	761
2021	619